ORGANIZATION AND PRINCIPAL ACTIVITIES (Schedule of Consolidated Financial Information of the Group's VIEs and Non-VIEs were Included in the Accompanying Consolidated Financial Statements of the Group) (Details)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
VIE arrangements [Line Items]
Total assets	$ 155,597		¥ 1,505,688		¥ 1,007,925
Total liabilities	133,549		1,558,994		865,102
Net revenue		¥ 395,715	411,998	¥ 536,511
Net income (loss)	$ 9,937	64,356	(1,082,555)	(910,205)
Consolidated variable interest entity without recourse [Member]
VIE arrangements [Line Items]
Total assets			1,264,577		718,514
Total liabilities			1,179,550		¥ 565,818
Net revenue		411,315	403,643	534,545
Net income (loss)		¥ 370,818	¥ (550,911)	¥ (479,323)